[Commonwealth Capital Corp. Letterhead]

September 10, 2009

VIA EDGAR AND FEDERAL EXPRESS

Ms. Pamela A. Long
Assistant Director
United States Securities and Exchange Commission
Mail Stop 7010
Washington, D.C.  20549-7010

RE:  Commonwealth Income & Growth Fund VII, LP
         Form S-1/A filed on September 10, 2009
         File No. 333-156357

Dear Ms. Long:

Today we are filing Pre-Effective Amendment No. 4 to the Registration Statement on Form S-1 for the above Issuer.  Please find below our responses to the Staff’s comment letter dated September 2, 2009.  For the Staff’s convenience, the Staff’s comments are set forth in bold before each response.

Prospectus Cover Page

1.           Please delete the words “until liquidation” from the second bullet point, or tell us supplementally what you mean.  This language suggests that there may be distributions after liquidation, or that distributions in liquidation would be returns on investment, as opposed to returns of capital.

The Issuer made the revision in response to the following comment from the Maryland Securities Division: “Please disclose in the appropriate places in the prospectus that the issuer is unable to anticipate when distributions will be fully supported by funds from operations and not from a return of capital, and the consequences of this on the investor.”

The intent of the revision was to indicate that investors should expect all distributions, through the liquidation of the company, to include at least a partial return of capital.  Revisions were also made in response to Maryland’s comment on page 7 (summary risks), page 11 (second risk factor), page 19 (second full risk factor), page 45 (Prior Offerings introduction) and page 52 (Income and Return of Capital, second paragraph).

To help mitigate any confusion, the cover page bullet has been revised to read in its entirety as follows: “All or a substantial portion of cash distributions will be a return of capital until the fund is liquidated, meaning they are, at least in part, a return of your initial investment, and not a return on your investment.”

Our Industry and Our Company, page 24

2.
We note your response to comment 1 in our letter dated July 22, 2009, including your disclosure that the growth data may be over-inclusive of the industry in which you directly participate.  Because a small percentage of the purchase price of some equipment reflects built-in software, please clarify whether the types of software costs that you may incur are already captured in the study as investments in equipment rather than in software.  In addition, please elaborate on why you believe the growth data is relevant to your current offering and, with the inclusion of software, not confusing to potential investors.  Alternatively, if this information is not representative of your industry, please remove this disclosure from your offering materials.

The information presented in the study is representative of the industry in which we participate.  It is the industry for the financing of leased equipment, as opposed to purchased equipment. This chart is relevant because it depicts, out of the total investment in both equipment and software, the amount of that total which is financed.  Our business is to provide the financing for the leasing of equipment.  Again, embedded software (such as in a laptop computer) is a partial cost of the equipment, but not the most significant cost.  The intent of this table in the prospectus is to show the overall size of the industry for leased equipment and the amount financed, and to show that the industry has tended to increase in size over time.  The paragraph prior to the chart introduces the chart as a depiction of the overall industry size.

We do not believe the chart is confusing to investors, due to the inclusion of software, because we include any embedded software in our equipment resale value assumptions and we price our lease purchases accordingly. Additionally, data is not available for 2008 that would separate the minimal software costs from the hardware costs, because the equipment leasing industry generally doesn’t separate the two costs in analyzing a leasing transaction.

However, the ELFA’s 2007 report did provide similar industry data, with data that did in fact separate software from equipment for that year’s report.  The 2007 report stated that leased equipment and software represented 17.1% of all financed equipment investments.  The report then stated that leased equipment, excluding software, represented 17.0% of all financed equipment investments.  Lease financing of software represents only a 0.1% share of all leased equipment investments.

Based upon this data, it is our position that software represents only a de minimis amount of the overall industry data presented by the chart on page 24, and that therefore the inclusion of software does not create a misleading overstatement of the industry size.

Partnership Agreement Summary, page 77

Non-assessability of Units, page 77

3.	Consistent with our comments regarding counsel’s opinion, please remove the reference to Rule 136(c) of the Securities Act for the definition of “assessable.”

The paragraph related to the non-assessability of units, now on page 75 of the clean copy of the prospectus, has been revised to reflect the agreement reached in conversations and correspondence between Issuer’s counsel and the Staff.  This paragraph now reads in its entirety as follows:

“The units are non-assessable, which means that the unit holder is not liable, solely by virtue of the unit holder’s status, for additional assessments or calls on the units by CIGF7 or its creditors.  When a unit has been paid for in full, the holder of the unit has no obligation to make additional contributions to CIGF7’s capital.  CIGF7 is a limited partnership organized under the Pennsylvania Revised Uniform Limited Partnership Act.  While the units are not assessable as described above, under Section 8558 of the Pennsylvania Revised Uniform Limited Partnership Act, a limited partner may be liable to the partnership if the partner has received the return of any part of the partner’s contribution in violation of the partnership agreement or the Pennsylvania Revised Uniform Limited Partnership Act.”

Table II – Prior Performance Tables

4.
We note your prior response to comment 11 in our letter dated July 22, 2009.  Please update all of your prior performance tables as of the most recent practicable date.  In this regard, we note that in Table I, presenting the funds in which CCSC did not serve as dealer manager, the “percentage of equipment financed” figures are as of September 2008.

The reference to September 2008 on the “percentage of equipment financed” line item of Table I was in error and should have been updated to June 2009 when the table was updated. Therefore, this reference has been changed to June 2009.

Item 16.  Exhibits and Financial Statement Schedules, page II-2

Exhibit 5.1

5.           We note your response to comment 14 in our letter dated July 22, 2009.  As previously requested, please have counsel remove the last sentence from its opinion.

Filed with this pre-effective amendment is a revised Exhibit 5.1.

Sales Material

6.	Please update your sales materials to accurately reflect the estimated front end and offering fees as well as the percentage of funds available for investment in equipment for leasing.

Both the Brochure and Slide Presentation have been revised so that the disclosures match the front-end fees and investment amounts listed in the prospectus.  The second risk factor bullet in the brochure has also been revised in accordance with comment number 1, above.  A revised copy of each item of sales material is enclosed.

Offering Price

The Staff also made a verbal comment via telephone requesting that the Issuer add disclosure indicating the method by which the offering price was determined.  Disclosure has been added to the Summary section (page 8) under the “Unit Price” line item, and also to the first risk factor on page 11, indicating that the offering price was arbitrarily set by the general partner, as is not indicative of an appraised net asset value.

We are delivering via overnight courier one clean and three marked courtesy copies of the revised prospectus to Mr. Hagen Ganem for the Staff’s review.  In addition, we are also submitting to Mr. Ganem copies of the Brochure and Slide Presentation that have been revised as discussed above.

Sincerely,
Commonwealth Capital Corp.

By:	/s/ Richard G. Devlin
Richard G. Devlin
Vice President and General Counsel

Encl.
cc:           Kimberly A. Springsteen-Abbott
Phillip Pillar, Esq.